Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 585
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	49
Currency translation differences	18
Ending balance	652
Current portion	0	€ 0
Non-current portion	652	€ 585
Shire contingent consideration arising from acquisition of Translate Bio
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	531
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	38
Currency translation differences	16
Ending balance	585
CVRs issued in connection with the acquisition of Blueprint
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	48
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	8
Currency translation differences	2
Ending balance	58
CVRs issued in connection with the acquisition of Vigil
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	5
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	3
Currency translation differences	1
Ending balance	9
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	1
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0
Currency translation differences	(1)
Ending balance	€ 0